Annual Total Returns [BarChart] - First Trust Nasdaq Retail ETF - First Trust Nasdaq Retail ETF	Aug. 02, 2021
Bar Chart Table:
2017	9.43%
2018	(2.06%)
2019	20.22%
2020	15.41%